Other operating income/(expenses), net	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other operating income, net	Other operating income/(expenses), net

	2023	2022	2021

Other operating income	227,052	353,834	413,665
Revenue from incentives from Tesouro Direto, B3 and others (a)	23,834	284,661	366,163
Interest received on tax	17,224	15,436	7,604
Recovery of charges and expenses	6,072	5,945	4,473
Reversal of operating provisions	29,365	11,704	7,422
Other	150,557	36,088	28,003

Other operating expenses	(216,414)	(96,890)	(89,311)
Legal, administrative proceedings and agreement with customers	(46,101)	(8,563)	(3,667)
Losses on write-off and disposal of assets	(77,886)	(6,794)	(4,377)
Tax incentive expenses	(10,034)	(5,780)	(10,788)
Fines and penalties	(9,624)	(4,574)	(1,378)
Associations and regulatory fees	(17,960)	(15,118)	(11,714)
Charity	(14,681)	(34,005)	(30,171)
Other	(40,128)	(22,056)	(27,216)
Total	10,638	256,944	324,354

(a)Includes incentives received from third parties, mainly due to the joint development of retail products, and also the association of such entities with the XP ecosystem.